Debt (Details) - Schedule of senior secured notes - Senior Secured Notes [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt (Details) - Schedule of senior secured notes [Line Items]
Principal amount	$ 58,125	$ 50,000
Accrued and unpaid interest	1,234	1,278
Unamortized debt discount	(8,062)	(9,376)
Total	$ 51,297	$ 41,902